WARRANTS LIABILITIES	9 Months Ended
Sep. 30, 2018
Warrants and Rights Note Disclosure [Abstract]
WARRANTS LIABILITIES

NOTE 8. WARRANTS LIABILITIES

	Warrants Liabilities			Total
Issuance of warrants at	12/12/2017	1/31/2018	3/23/2018
Number of warrants	2,022,500	475,000	550,000	3,047,500

Balance at January 1, 2017	$-	$-	$-	$-
Warrants expenses for the period	-	-	-	-
		-
Balance at June 30, 2017	$-	$-	$-	$-

Balance at January 1, 2018	$685,395	-	-	685,395
Warrants expenses for the period	(314,010)	87,224	100,996	(125,790)

Balance at September 30, 2018	$371,385	$87,224	$100,996	$559,605